Note 7 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 7:             DEPOSITS

Deposits are comprised of the following at December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
	Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand	0.00%	$51,707,667	10.8%	0.00%	$48,677,819	10.0%
NOW	0.34%	111,561,440	23.3%	0.35%	86,601,344	17.8%
Money market	0.43%	171,948,057	35.8%	0.47%	204,740,175	42.0%
Savings	0.20%	23,619,332	4.9%	0.21%	23,726,095	4.9%
	0.32%	358,836,496	74.8%	0.36%	363,745,433	74.6%
Certificates:
0% - 1.99%	0.84%	117,499,869	24.5%	0.78%	117,625,137	24.1%
2.00% - 3.99%	2.27%	3,481,917	0.7%	2.46%	5,259,772	1.1%
4.00% - 6.00%	0.00%	-	0.0%	4.28%	688,597	0.1%
	0.88%	120,981,786	25.2%	0.87%	123,573,506	25.4%
Total Deposits	0.47%	$479,818,282	100.0%	0.49%	$487,318,939	100.0%

The aggregate amount of certificates of deposit with a minimum balance of $100,000 was approximately $64,768,000 and $60,941,000, as of December 31, 2014 and 2013, respectively.

A summary of certificates of deposit by maturity as of December 31, 2014, is as follows:

2015	$62,038,920
2016	26,874,655
2017	19,020,119
2018	5,229,749
2019	4,701,854
Thereafter	3,116,489
$120,981,786

A summary of interest expense on deposits is as follows:

	Years ended
	December 31,
	2014	2013	2012

NOW and Money Market accounts	$1,242,158	$1,521,465	$2,011,796
Savings accounts	49,071	53,647	80,968
Certificate accounts	1,050,081	1,295,864	1,999,060
Early withdrawal penalties	(12,220)	(11,378)	(15,630)
	$2,329,090	$2,859,598	$4,076,194

The Bank utilizes brokered deposits as an additional funding source. The aggregate amount of brokered deposits was approximately $50,331,000 and $53,176,000 as of December 31, 2014 and 2013, respectively.